Non-cash transactions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 29, 2021	Aug. 01, 2021	May 27, 2021	Mar. 02, 2021	Nov. 20, 2020	Feb. 14, 2020	Jan. 07, 2020
Non-cash transactions
Non-monetary transaction, additions of right of use assets and lease liabilities	R$ 25,513	R$ 35,925	R$ 31,177
Non-monetary transaction, disposals of contracts of right of use assets and lease liabilities	R$ 3,481	R$ 3,429	R$ 34,852
SEL
Non-cash transactions
Non-monetary transaction, accounts payable assumed							R$ 26,876
Redação Nota 1000
Non-cash transactions
Non-monetary transaction, accounts payable assumed						R$ 7,294
EMME
Non-cash transactions
Non-monetary transaction, accounts payable assumed					R$ 12,253
De Gouges
Non-cash transactions
Non-monetary transaction, accounts payable assumed				R$ 451,554
Pluri
Non-cash transactions
Non-monetary transaction, accounts payable assumed										R$ 12,347
Mind Makers
Non-cash transactions
Non-monetary transaction, accounts payable assumed									R$ 13,621
Meritt
Non-cash transactions
Non-monetary transaction, accounts payable assumed								R$ 4,330